BALANCE SHEETS - DKK (kr) kr in Millions	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Intangible assets	kr 216	kr 254
Property and equipment	684	621
Right-of-use assets	554	354
Receivables	66	27
Deferred tax assets	264	264
Other investments	201	371
Total non-current assets	1,985	1,891
Corporate tax receivable		31
Receivables	3,876	3,367
Marketable securities	11,799	10,381
Cash and cash equivalents	9,816	8,957
Total current assets	25,491	22,736
Total assets	27,476	24,627
SHAREHOLDERS' EQUITY AND LIABILITIES
Share capital	66	66
Share premium	12,063	12,029
Other reserves	110	81
Retained earnings	12,243	10,020
Total shareholders' equity	24,482	22,196
Provisions	7	13
Lease liabilities	554	363
Deferred revenue	487	487
Other payables	2
Total non-current liabilities	1,050	863
Provisions	6
Corporate tax payable	257
Lease liabilities	80	62
Deferred revenue	26	26
Other payables	1,575	1,480
Total current liabilities	1,944	1,568
Total liabilities	2,994	2,431
Total shareholders' equity and liabilities	kr 27,476	kr 24,627